INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of losses before income taxes

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Non-PRC	(47,756)	(452,545)	(391,377)	(64,651)
PRC	(124,348)	25,126	(188,353)	(31,113)

	(172,104)	(427,419)	(579,730)	(95,764)

Schedule of components of income tax expense or (benefit)
	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Current income tax expense	—	6,537	3,377	558
Deferred income tax benefit	—	(9,953)	(2,363)	(390)

	—	(3,416)	1,014	168

Schedule of reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(43,026)	(106,855)	(144,933)	(23,941)
International tax rate difference	11,939	114,516	98,550	16,279
Other adjustments	—	254	1,422	235
Permanent difference	6,960	7,915	(11,028)	(1,821)
Change in unrecognized tax benefit	1,425	775	7,557	1,248
Effect of preferential tax treatment	2,932	7,086	8,976	1,483
Effect of tax rate change on deferred taxes	(16,382)	(7,542)	10,957	1,810
Expired net operating losses	—	17,652	44,152	7,293
Change in valuation allowance	36,152	(37,217)	(14,639)	(2,418)

Income tax (benefit)/expense	—	(3,416)	1,014	168

Schedule of tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	8,883	77	13
Accrued payroll	26,073	30,481	5,035
Accrued expenses	12,829	15,269	2,522
Revenue on last deliverable basis	3,952	4,363	721
Bad debt provision	23,321	38,573	6,372
Others	516	3,844	635
Valuation allowance	(65,104)	(84,764)	(14,002)
Deferred tax assets, current portion, net	10,470	7,843	1,296

Deferred tax liabilities, current portion
Intangible assets appreciation	(135)	—	—
Deferred tax liabilities, current portion	(135)	—	—

Deferred tax assets, non-current portion:
Net operating losses carried forward	240,582	155,780	25,733
Fixed assets (accumulated depreciation)	2,651	—	—
Copyrights amortization	106,083	139,740	23,083
Impairment of intangible assets and fixed assets	—	14,403	2,379
Valuation allowance	(335,472)	(301,173)	(49,750)
Deferred tax assets, non-current portion, net	13,844	8,750	1,445

Deferred tax liabilities, non-current portion
Domain name, trademark and online video license	(211,325)	(211,325)	(34,908)
Technology	(6,481)	(4,585)	(757)
Non-compete agreement	(1,808)	(1,014)	(168)
Customer relationship	(9,647)	(6,824)	(1,127)
User generated content	(8,957)	(1,955)	(323)
Fixed assets (accumulated depreciation)	—	(2,566)	(424)
Deferred tax liabilities, non-current portion	(238,218)	(228,269)	(37,707)
Deferred tax liabilities, non-current portion, net	(224,374)	(219,519)	(36,262)

Schedule of changes in unrecognized tax benefits

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Beginning balance	20,651	22,076	99,613	16,455
Addition from acquisitions	—	80,870	—	—
Additions based on tax position of the current year	1,425	775	164,448	27,165
Reductions for the tax positions of the current year	—	(3,882)	(8,729)	(1,442)
Reductions due to lapse of applicable statute of limitations	—	(226)	(1,609)	(266)

Ending balance	22,076	99,613	253,723	41,912